Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of cash, cash equivalents and restricted cash [Abstract]
Cash held in banks	$ 1,173	$ 937
Bank deposits in U.S.$ with original maturities of three months or less (annual average interest rates 0.32% and 1.8%)	4,500	3,011
Total cash and cash equivalents	5,673	3,948
Cash held with respect to CVR Agreement, see note 8	1,171	1,400
Short term restricted cash	79	100
Long-term restricted cash	89	76
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 7,012	$ 5,524	$ 9,792	$ 9,032